Collateral and contractual commitments for the acquisition of property, plant and equipment, loans to customers and other	12 Months Ended
Dec. 31, 2024
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Collateral and contractual commitments for the acquisition of property, plant and equipment, loans to customers and other
28.	Collateral and contractual commitments for the acquisition of property, plant and equipment, loans to customers and other

Million US dollar	31 December 2024	31 December 2023

Collateral given for own liabilities	240	277

Contractual commitments to purchase property, plant and equipment	257	641

Contractual commitments to acquire loans to associates/customers	57	59

Other commitments	1 684	1 846
The collateral given for own liabilities of 240m US dollar as at 31 December 2024 contains 133m US dollar cash guarantees (31 December 2023: 277m US dollar collateral given for own liabilities contained 164m US dollar of cash guarantees). Such cash deposits are a customary feature associated with litigations in Brazil: in accordance with Brazilian laws and regulations a company may or must (depending on the circumstances) place a deposit with a bank designated by the court or provide other security such as collateral on property, plant and equipment, insurance guarantees or letters of guarantees. With regard to judicial cases, AB InBev has made the appropriate provisions in accordance with IAS 37
Provisions, Contingent Liabilities and Contingent Assets
– see also Note 25
Provisions
. In the company’s statement of financial position, the cash guarantees are presented as part of other receivables – see Note 19
Trade and other receivables
. The legal proceedings covered by insurance guarantees and letters of guarantee issued by the company are disclosed in Note 29
Contingencies
. The remaining part of collateral given for own liabilities of 107m US dollar as at 31 December 2024 (31 December 2023: 113m US dollar) contains collateral on AB InBev’s property in favor of the excise tax authorities, the amount of which is determined by the level of the monthly excise taxes due, inventory levels and transportation risk, and collateral on its property, plant and equipment with regard to outstanding loans. To the extent that AB InBev would not respect its obligations under the related outstanding contracts or would lose the pending judicial cases, the collateralized assets would be used to settle AB InBev’s obligations.
AB InBev has entered into commitments to purchase property, plant and equipment for 257m US dollar at 31 December 2024 (31 December 2023: 641m US dollar).
In a limited number of countries AB InBev has committed itself to acquire loans to associates/customers from banks at their notional amount if the associates/customers do not respect their reimbursement commitments towards the banks. The total outstanding amount of such loans is 57m US dollar at 31 December 2024 (31 December 2023: 59m US dollar).
Other commitments amount to 1 684m US dollar at 31 December 2024 and mainly cover guarantees given to pension funds, rental and other guarantees (31 December 2023: 1 846m US dollar).
In order to fulfil AB InBev’s commitments under various outstanding stock option plans, AB InBev entered into stock lending arrangements. For more details, refer to Note 21
Changes in equity and earnings per share
.
As at 31 December 2024, the M&A related commitments existed as discussed below.
Cervecería Nacional Dominicana S.A. (“CND”)
As part of the 2012 shareholders agreement between Ambev and ELJ, following the acquisition of CND, a forward purchase contract (combination of a put option and purchased call option) was put in place which may result in Ambev acquiring additional shares in CND. In July 2020, Ambev and ELJ amended the Shareholders’ Agreement to extend their partnership and change the terms and the exercise date of the call and put options. On 31 January 2024, ELJ exercised its put option to sell to Ambev approximately 12% of the shares of CND for a net consideration of 0.3 billion US dollar. The closing of the transaction resulted in Ambev’s participation in CND increasing from 85% to 97%. ELJ currently holds 3% of CND and the put option is exercisable in 2026. As at 31 December 2024, the put option on the remaining shares held by ELJ was valued at 195m US dollar (31 December 2023: 577m US dollar).